UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09417

Name of Fund: BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Pennsylvania Strategic Municipal Trust,
          800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Pennsylvania Strategic Municipal Trust (BPS)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—148.0%
		Multi-State—14.3%
$4,000	[1]	MuniMae TE Bond Subsidiary LLC, Ser. A,
		6.875%, 6/30/49	$4,165,880
		Pennsylvania—118.0%
470		Allegheny Cnty. Hosp. Dev. Auth., Hlth.,
		Hosp. & Nursing Home RB, West Penn
		Allegheny Hlth. Sys. Proj., 5.375%,
		11/15/40	452,742
1,150	[2]	Allegheny Cnty. Port Auth., Trans. Impvts.
		RB, 6.125%, 3/01/09, MBIA	1,202,348
1,400	[2]	Bucks Cnty. Indl. Dev. Auth., Hlth., Hosp.
		& Nursing Home RB, Pennswood Vlg.
		Proj., Ser. A, 6.00%, 10/01/12	1,556,268
1,000		Catasauqua Area Sch. Dist., Ad Valorem
		Ppty. Tax GO, 5.00%, 2/15/31, FSA	1,035,240
2,000		Chester Cnty. Indl. Dev. Auth., Wtr. Util.
		Impvts. Wtr. RB, Aqua, Inc. Proj., Ser. A,
		5.00%, 2/01/40, FGIC, AMT	1,977,720
		City of Philadelphia,
1,150		Port, Arpt. & Marina RB, Ser. A, 5.00%,
		6/15/37, FSA, AMT	1,153,427
600		Wtr. RB, Ser. B, 4.75%, 11/01/31,
		AMBAC	604,284
2,500	[3]	Delaware Cnty. Auth., Hlth., Hosp. &
		Nursing Home Impvts. RB, Mercy Hlth.
		Corp. Southeastern Pennsylvania Proj.,
		6.00%, 12/15/26	2,642,500
1,250		Delaware Cnty. Indl. Dev. Auth., Wtr. Util.
		Impvts. Indl. RB, Philadelphia Suburban
		Wtr. Proj., 6.00%, 6/01/29, FGIC, AMT	1,300,288
		Econ. Dev. Fing. Auth.,
1,000		Rec. Recovery Impvts. RB, Colver Proj.,
		Ser. G, 5.125%, 12/01/15, AMT	993,010
1,000		Trans. Impvts. Lease Renewal RB,
		Amtrak Proj., Ser. A, 6.25%, 11/01/31,
		AMT	1,034,100
1,000		Trans. Impvts. Lease Renewal RB,
		Amtrak Proj., Ser. A, 6.375%, 11/01/41,
		AMT	1,040,150
		Higher Edl. Facs. Auth., Univ. & Coll.
		Impvts. RB,
1,200		Drexel Univ. Proj., Ser. A, 5.00%,
		5/01/37, MBIA	1,245,228
1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	1,314,375
1,030		Univ. of Pennsylvania Proj., Ser. C,
		4.75%, 7/15/35	1,030,597
		Hsg. Fin. Agcy., Local or Gtd. Hsg. RB,
1,000		Ser. 95-A, 4.90%, 10/01/37, AMT	962,010
1,300		Ser. 97-A, 4.65%, 10/01/31, AMT	1,219,530
		Lancaster Cnty. Hosp. Auth.,
400		Hlth., Hosp. & Nursing Home Impvts.
		RB, Lancaster Gen. Hosp. Proj., Ser. A,
		5.00%, 3/15/36	402,992
1,000		Hlth., Hosp. & Nursing Home RB,
		Masonic Homes of Grand Lodge Proj.,
		5.00%, 11/01/36	996,910
1,000		McKeesport Area Sch. Dist., Ad Valorem
		Ppty. Tax GO, Ser. A, 5.00%, 10/01/24,
		FSA	1,045,620
200		Mifflin Cnty. Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, 7.50%, 9/01/22,
		XLCA	253,296
345		Monroe Cnty. Hosp. Auth., Hlth., Hosp. &
		Nursing Home RB, Pocono Med. Ctr.
		Proj., 5.125%, 1/01/37	333,556

Principal
Amount
(000)		Description	Value
		Pennsylvania— (cont'd)
$1,250		Montgomery Cnty. Indl. Dev. Auth., Hlth.,
		Hosp. & Nursing Home RB, Acts
		Retirement-Life Cmntys., Inc. Proj.,
		5.25%, 11/15/28	$1,246,750
1,000		Pennsylvania St. Univ., Univ. & Coll.
		Impvts. RB, 5.00%, 9/01/35	1,032,310
465		Philadelphia Hosps. & Higher Ed. Facs.
		Auth., Hlth., Hosp. & Nursing Home RB,
		Temple Univ. Hlth. Sys., Ser. A, 5.50%,
		7/01/30	472,328
1,250		Philadelphia Pkg. Auth., Port, Arpt. &
		Marina Impvts. RB, 5.625%, 9/01/18,
		FSA	1,304,975
1,550	[2]	Philadelphia Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, Ser. C, 5.75%,
		3/01/29, MBIA	1,628,880
2,000	[2]	Pittsburgh Urban Redev. Auth., Wtr. Util.
		Impvts. Wtr. RB, 5.00%, 9/01/15, MBIA	2,168,120
1,280		Pocono Mtn. Sch. Dist., Sch. Impvts. Ad
		Valorem Ppty. Tax GO, Ser. C, 5.00%,
		9/01/34, FSA	1,325,696
150		Tpke. Comm., Franchise Tax & Bus.
		License Fees RB, Ser. B, 5.00%,
		12/01/23, AMBAC	157,766
240		Washington Cnty. Auth., Misc. RB, Cap.
		Fdg. & Equip. Proj., 6.15%, 12/01/29,
		AMBAC	241,190
300[4]		Washington Cnty. Redev. Auth., Pub.
		Impvts. TA, Victory Centre Proj., Ser. A,
		5.45%, 7/01/35	296,169
700		Wilkes Barre Fin. Auth., Coll. & Univ. RB,
		Wilkes Univ. Proj., 5.00%, 3/01/37	682,080
			34,352,455
		Puerto Rico—15.7%
565		Hwy. & Transp. Auth., Hwy. Toll Impvts.
		RB, Ser. M, 5.00%, 7/01/46	567,124
1,250		Indl. Tourist Edl. Med. & Env. Ctrl. Facs.
		Fing. Auth., Univ. & Coll. Impvts. RB,
		Ana G. Mendez Univ. Sys. Proj., 5.00%,
		3/01/26	1,248,462
1,495	[2]	Pub. Fin. Corp., Cash Flow Mgmt. Misc.
		RB, Ser. E, 5.50%, 2/01/12	1,608,157
		Sales Tax Fing. Corp., Sales Tax RB,
6,000		Ser. A, Zero Coupon, 8/01/43, MBIA	1,039,980
110		Ser. A, 5.25%, 8/01/57	113,927
			4,577,650
		Total Long-Term Investments
		(cost $42,412,267)	43,095,985
		SHORT-TERM INVESTMENTS—13.1%
		Pennsylvania—2.7%
800	[5]	Pittsburgh Wtr. & Swr. Sys. Auth., Wtr. &
		Swr. RB, Ser. B-1, 3.80%, 10/04/07, FSA,
		FRWD	800,000
Shares
(000)

		Money Market Funds—10.4%
3,023	[6,7]	CMA Pennsylvania Mun. Money Mkt. Fund,
		3.21%	3,023,082
		Total Short-Term Investments
		(cost $3,823,082)	3,823,082

 BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)
(Percentages shown are based on Net Assets)

Total Investments —161.1% (cost $46,235,3498)	$46,919,067
Liabilities in excess of other assets —(1.0)%	(303,336)
Preferred shares at redemption value, including dividends
payable —(60.1)%	(17,507,672)
Net Assets Applicable to Common Shareholders —100%	$29,108,059

[1]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2007, the Trust held 14.3% of its net assets, with a current market value of $4,165,880, in securities restricted as to resale.

[2]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[3]	Security is collateralized by Municipal or U.S. Treasury obligations.

[4]	Variable rate security. Rate shown is interest rate as of September 30, 2007.

[5]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2007.

[6]	Represents an investment in an affiliate.

[7]	Represents current yield as of September 30, 2007.

[8]

Cost for federal income tax purposes is $46,233,043. The net unrealized appreciation on a tax basis is $686,024, consisting of $1,136,038 gross unrealized appreciation and $450,014 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
FGIC	— Financial Guaranty Insurance Co.
FRWD	— Floating Rate Weekly Demand
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
RB	— Revenue Bond
TA	— Tax Allocation
XLCA	— XL Capital Assurance

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pennsylvania Strategic Municipal Trust

	By:	/s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer of BlackRock Pennsylvania Strategic Municipal Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer (principal executive officer) of BlackRock Pennsylvania Strategic Municipal Trust

Date: November 20, 2007

	By:	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock Pennsylvania Strategic Municipal Trust

Date: November 20, 2007